Connors Hedge Equity Fund
Schedule of Investments
August 31, 2023 - (Unaudited)
COMMON STOCKS — 96.42% Shares Fair Value
Communications — 6.10%
Alphabet, Inc., Class A
(a)(b)
6,200 $ 844,254
Meta Platforms, Inc., Class A
(a)(b)
1,750 517,808
1,362,062
Consumer Discretionary — 9.06%
Amazon.com, Inc.
(a)(b)
5,190 716,272
Lowe's Companies, Inc.
(b)
1,920 442,522
McDonald's Corp.
(b)
1,435 403,450
TJX Companies, Inc. (The)
(b)
4,975 460,088
2,022,332
Consumer Staples — 7.62%
Coca-Cola Co. (The)
(b)
5,500 329,065
Costco Wholesale Corp.
(b)
915 502,591
PepsiCo, Inc.
(b)
2,430 432,346
Procter & Gamble Co. (The)
(b)
2,830 436,782
1,700,784
Energy — 4.10%
Chevron Corp.
(b)
3,105 500,215
Schlumberger Ltd.
(b)
7,035 414,784
914,999
Financials — 9.39%
American Express Co.
(b)
2,520 398,135
Chubb Ltd.
(b)
1,970 395,714
JPMorgan Chase & Co.
(b)
2,650 387,774
Morgan Stanley
(b)
5,950 506,643
Wells Fargo & Co.
(b)
9,885 408,151
2,096,417
Health Care — 15.72%
Abbott Laboratories 4,820 495,978
AbbVie, Inc.
(b)
3,200 470,272
Eli Lilly & Co.
(b)
1,080 598,536
Johnson & Johnson
(b)
2,890 467,255
Merck & Co., Inc.
(b)
3,845 419,028
Stryker Corp.
(b)
2,145 608,215
Zoetis, Inc., Class A
(b)
2,350 447,699
3,506,983
Industrials — 12.35%
Eaton Corp. PLC
(b)
1,950 449,222
Emerson Electric Co.
(b)
5,100 501,075
Honeywell International, Inc.
(b)
2,350 441,659
Raytheon Technologies Corp. 10,060 865,562
Stanley Black & Decker, Inc.
(b)
5,290 499,270
2,756,788
Materials — 3.75%
DuPont de Nemours, Inc.
(b)
5,190 399,059
Linde PLC
(b)
1,130 437,355
836,414

Connors Hedge Equity Fund
Schedule of Investments (continued)
August 31, 2023 - (Unaudited)
COMMON STOCKS — 96.42% - continued Shares Fair Value
Real Estate — 1.29%
Realty Income Corp. 5,145 $ 288,326
Technology — 23.96%
Adobe, Inc.
(a)(b)
850 475,439
Advanced Micro Devices, Inc.
(a)(b)
4,000 422,880
Analog Devices, Inc.
(b)
2,160 392,645
Apple, Inc.
(b)
5,655 1,062,405
Cisco Systems, Inc.
(b)
7,900 453,065
Microsoft Corp.
(b)
3,100 1,016,056
Oracle Corp.
(b)
4,360 524,900
Palo Alto Networks, Inc.
(a)(b)
2,370 576,621
Visa, Inc., Class A
(b)
1,710 420,113
5,344,124
Utilities — 3.08%
NextEra Energy, Inc. 10,305 688,374
Total Common Stocks (Cost $19,620,460) 21,517,603
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
PUT OPTIONS PURCHASED — 0.08%
S&P 500 Index 8 $ 3,606,128 $ 4,250.00
September
2023 $ 1,980
S&P 500 Index 5 2,253,830 4,300.00
September
2023 1,700
S&P 500 Index 5 2,253,830 4,500.00
September
2023 15,101
Total Put Options Purchased (Cost $99,651) 18,781
MONEY MARKET FUNDS - 4.53% Shares Fair Value
First American Government Obligations Fund - Class X, 5.26%
(c)
1,011,807 1,011,807
Total Money Market Funds (Cost $1,011,807) 1,011,807
Total Investments — 101.03% (Cost $20,731,918) 22,548,191
Liabilities in Excess of Other Assets — (1.04)% (231,460)
NET ASSETS — 100.00% $ 22,316,731
(a) Non-income producing security.
(b) All or a portion of the security is held as collateral for written options.
(c) Rate disclosed is the seven day effective yield as of August 31, 2023.

Connors Hedge Equity Fund
Schedule of Open Written Options Contracts
August 31, 2023 - (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
WRITTEN OPTIONS (1.18)%
WRITTEN CALL OPTIONS (1.18)%
Abbvie, Inc. (19) $ (279,224) $ 160.00
November
2023 $ (1,861)
Adobe, Inc. (5) (279,670) 590.00
October
2023 (8,887)
Advanced Micro Devices, Inc. (15) (158,580) 125.00
September
2023 (173)
Advanced Micro Devices, Inc. (8) (84,576) 135.00
September
2023 (28)
Alphabet, Inc. (10) (136,170) 120.00
September
2023 (16,575)
Alphabet, Inc. (5) (68,085) 130.00
October
2023 (4,725)
Alphabet, Inc. (4) (54,468) 145.00
October
2023 (760)
Alphabet, Inc. (17) (231,489) 140.00
November
2023 (10,115)
Amazon.com, Inc. (16) (220,816) 145.00
November
2023 (9,800)
Amazon.com, Inc. (7) (96,607) 150.00
November
2023 (3,045)
Amazon.com, Inc. (8) (110,408) 155.00
December
2023 (3,240)
American Express Co. (11) (173,789) 180.00
October
2023 (336)
American Express Co. (4) (63,196) 195.00
October
2023 (38)
Analog Devices, Inc. (9) (163,602) 200.00
September
2023 (45)
Analog Devices, Inc. (4) (72,712) 210.00
September
2023 (20)
Apple, Inc. (16) (300,592) 205.00
September
2023 (184)
Apple, Inc. (17) (319,379) 195.00
November
2023 (8,797)
Chevron Corp. (17) (273,870) 170.00
October
2023 (2,635)
Chubb Ltd. (8) (160,696) 220.00
November
2023 (900)
Cisco Systems, Inc. (12) (68,820) 52.50
September
2023 (6,060)
Cisco Systems, Inc. (46) (263,810) 55.00
September
2023 (11,936)
Coca-Cola Co. (The) (25) (149,575) 62.50
November
2023 (1,350)

Connors Hedge Equity Fund
Schedule of Open Written Options Contracts (continued)
August 31, 2023 - (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
WRITTEN OPTIONS (1.18)% (continued)
WRITTEN CALL OPTIONS (1.18)% (continued)
Coca-Cola Co. (The) (8) $ (47,864) $ 65.00
November
2023 $ (128)
Costco Wholesale Corp. (4) (219,712) 560.00
October
2023 (4,810)
Dupont De Nemours, Inc (7) (53,823) 80.00
October
2023 (770)
Dupont De Nemours, Inc. (20) (153,780) 77.50
October
2023 (4,400)
Eaton Corp. PLC (6) (138,222) 220.00
October
2023 (8,850)
Eaton Corp. PLC (6) (138,222) 240.00
October
2023 (2,070)
Eli Lilly & Co. (6) (332,520) 470.00
November
2023 (55,424)
Emerson Electric Co (6) (58,950) 95.00
September
2023 (2,220)
Emerson Electric Co. (15) (147,375) 92.50
September
2023 (8,925)
Emerson Electric Co. (6) (58,950) 100.00
December
2023 (2,160)
Honeywell International, Inc. (15) (281,910) 220.00
September
2023 (45)
Johnson & Johnson (1) (16,168) 170.00
October
2023 (138)
Johnson & Johnson (15) (242,520) 175.00
October
2023 (938)
JPMorgan Chase & Co. (16) (234,128) 150.00
September
2023 (1,168)
Linde PLC (2) (77,408) 380.00
October
2023 (2,860)
Linde PLC (5) (193,520) 395.00
October
2023 (3,275)
Lowes Companies, Inc. (9) (207,432) 240.00
October
2023 (2,736)
Lowes Companies, Inc. (2) (46,096) 250.00
October
2023 (198)
McDonald's Corp. (6) (168,690) 290.00
September
2023 (177)
Merck & Co, Inc. (13) (141,674) 115.00
September
2023 (98)
Merck & Co, Inc. (9) (98,082) 120.00
October
2023 (194)
Meta Platforms, Inc. (2) (59,178) 310.00
September
2023 (545)

Connors Hedge Equity Fund
Schedule of Open Written Options Contracts (continued)
August 31, 2023 - (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
WRITTEN OPTIONS (1.18)% (continued)
WRITTEN CALL OPTIONS (1.18)% (continued)
Meta Platforms, Inc. (2) $ (59,178) $ 340.00
September
2023 $ (58)
Meta Platforms, Inc. (7) (207,123) 310.00
November
2023 (12,215)
Microsoft Corp. (12) (393,312) 330.00
September
2023 (5,490)
Microsoft Corp. (6) (196,656) 365.00
September
2023 (90)
Morgan Stanley (6) (51,090) 92.50
September
2023 (27)
Morgan Stanley (12) (102,180) 100.00
October
2023 (126)
Morgan Stanley (14) (119,210) 97.50
November
2023 (427)
Oracle Corp. (2) (24,078) 110.00
September
2023 (2,235)
Oracle Corp. (5) (60,195) 130.00
October
2023 (1,023)
Oracle Corp. (2) (24,078) 120.00
December
2023 (1,740)
Orcale Corp. (16) (192,624) 130.00
September
2023 (1,264)
Palo Alto Networks, Inc. (1) (24,330) 220.00
September
2023 (2,405)
Palo Alto Networks, Inc. (8) (194,640) 240.00
September
2023 (5,620)
Palo Alto Networks, Inc. (3) (72,990) 270.00
September
2023 (50)
PepsiCo, Inc. (14) (249,088) 190.00
October
2023 (805)
Procter & Gamble Co. (The) (12) (185,208) 160.00
October
2023 (1,644)
Schlumberger Ltd. (6) (35,376) 65.00
October
2023 (462)
Schlumberger Ltd. (36) (212,256) 65.00
November
2023 (5,130)
Stanley Black & Decker, Inc. (26) (245,388) 100.00
September
2023 (455)
Stanley Black & Decker, Inc. (6) (56,628) 100.00
October
2023 (690)
Stryker Corp. (9) (255,195) 300.00
September
2023 (203)
Stryker Corp. (2) (56,710) 300.00
December
2023 (1,340)

Connors Hedge Equity Fund
Schedule of Open Written Options Contracts (continued)
August 31, 2023 - (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
WRITTEN OPTIONS (1.18)% (continued)
WRITTEN CALL OPTIONS (1.18)% (continued)
TJX Companies, Inc. (The) (3) $ (27,744) $ 85.00
September
2023 $ (2,288)
TJX Companies, Inc. (The) (30) (277,440) 90.00
September
2023 (8,415)
Visa, Inc. (11) (270,248) 245.00
September
2023 (3,878)
Wells Fargo & Co. (50) (206,450) 47.50
October
2023 (575)
Zoetis, Inc. (2) (38,102) 185.00
October
2023 (1,770)
Zoetis, Inc. (12) (228,612) 190.00
October
2023 (7,979)
Total Written Call Options (Premiums Received
$227,446) (262,043)
WRITTEN PUT OPTIONS 0.00%
S&P 500 Index (8) $ (3,606,128) 3,850.00
September
2023 (680)
S&P 500 Index (5) (2,253,830) 4,000.00
September
2023 (575)
S&P 500 Index (5) (2,253,830) 4,100.00
September
2023 (713)
Total Written Put Options (Premiums Received
$27,408) (1,968)
Total Written Options (Premiums Received
$254,854) $ (264,011)